S-K 1602(c) Dilution	Aug. 31, 2025 USD ($) $ / shares shares
Without Over-Allotment Option Exercised [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 2.4
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.49
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.4
Net Tangible Book Value (in Dollars) | $	$ (567,610)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 39,004,288
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,009,463
Without Over-Allotment Option Exercised [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 3.22
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.67
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.22
Net Tangible Book Value (in Dollars) | $	$ (567,610)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 27,669,525
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	4,875,987
Without Over-Allotment Option Exercised [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 4.53
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.36
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.53
Net Tangible Book Value (in Dollars) | $	$ (567,610)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 16,334,763
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	3,742,511
Without Over-Allotment Option Exercised [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 6.97
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	1.92
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.97
Net Tangible Book Value (in Dollars) | $	$ (567,610)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	2,609,035
Without Over-Allotment Option Exercised [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 1.84
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.05
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 1.84
Net Tangible Book Value (in Dollars) | $	$ (567,610)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 50,339,050
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	7,142,939
Without Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.94
Without Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.12
Without Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.81
Without Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	2.37
Without Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.5
Without Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (500,000)
Without Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(500,000)
Without Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(500,000)
Without Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(500,000)
Without Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(500,000)
Without Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(11,334,762)
Without Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(22,669,525)
Without Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(34,004,287)
Without Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(45,339,049)
Without Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	625,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	625,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	625,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	625,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	625,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	29,771
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	29,771
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	29,771
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	29,771
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	29,771
Without Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(1,133,476)
Without Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(2,266,952)
Without Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(3,400,428)
Without Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(4,533,904)
Without Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
Without Over-Allotment Option Exercised [Member] | Net tangible book deficit before this offering [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.45)
Without Over-Allotment Option Exercised [Member] | Net tangible book deficit before this offering [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.45)
Without Over-Allotment Option Exercised [Member] | Net tangible book deficit before this offering [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.45)
Without Over-Allotment Option Exercised [Member] | Net tangible book deficit before this offering [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.45)
Without Over-Allotment Option Exercised [Member] | Net tangible book deficit before this offering [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.45)
Without Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 50,975,000
Without Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	50,975,000
Without Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	50,975,000
Without Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	50,975,000
Without Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	50,975,000
Without Over-Allotment Option Exercised [Member] | Plus: Offering costs paid in advance, excluded from tangible book value [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	493,718
Without Over-Allotment Option Exercised [Member] | Plus: Offering costs paid in advance, excluded from tangible book value [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	493,718
Without Over-Allotment Option Exercised [Member] | Plus: Offering costs paid in advance, excluded from tangible book value [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	493,718
Without Over-Allotment Option Exercised [Member] | Plus: Offering costs paid in advance, excluded from tangible book value [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	493,718
Without Over-Allotment Option Exercised [Member] | Plus: Offering costs paid in advance, excluded from tangible book value [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	493,718
Without Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(62,058)
Without Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(62,058)
Without Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(62,058)
Without Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(62,058)
Without Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (62,058)
Without Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(187,500)
Without Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(187,500)
Without Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(187,500)
Without Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(187,500)
Without Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(187,500)
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,000,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,000,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,000,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,000,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,000,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	238,168
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	238,168
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	238,168
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	238,168
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	238,168
With Over-Allotment Option Exercised [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 2.39
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.39)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.5
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.39
Net Tangible Book Value (in Dollars) | $	$ (567,610)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 44,619,581
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,861,974
With Over-Allotment Option Exercised [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 3.22
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.39)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.67
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.22
Net Tangible Book Value (in Dollars) | $	$ (567,610)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 31,413,054
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,541,321
With Over-Allotment Option Exercised [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 4.58
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.39)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.31
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.58
Net Tangible Book Value (in Dollars) | $	$ (567,610)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 18,206,528
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	4,220,668
With Over-Allotment Option Exercised [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 7.17
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.39)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	1.72
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 7.17
Net Tangible Book Value (in Dollars) | $	$ (567,610)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	2,900,016
With Over-Allotment Option Exercised [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 1.82
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.39)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.07
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 1.82
Net Tangible Book Value (in Dollars) | $	$ (567,610)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 57,826,108
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	8,182,626
With Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.89
With Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.06
With Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.7
With Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	2.11
With Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.46
With Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (575,000)
With Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(575,000)
With Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(575,000)
With Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(575,000)
With Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(575,000)
With Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(13,206,527)
With Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(26,413,054)
With Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(39,619,580)
With Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(52,826,107)
With Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	718,750
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	718,750
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	718,750
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	718,750
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	718,750
With Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(1,320,652)
With Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(2,641,305)
With Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(3,961,958)
With Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(5,282,610)
With Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 58,475,000
With Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	58,475,000
With Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	58,475,000
With Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	58,475,000
With Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	58,475,000
With Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,750,000
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,750,000
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,750,000
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,750,000
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,750,000
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	245,668
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	245,668
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	245,668
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	245,668
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	245,668
With Over-Allotment Option Exercised [Member] | Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 493,718
With Over-Allotment Option Exercised [Member] | Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	493,718
With Over-Allotment Option Exercised [Member] | Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	493,718
With Over-Allotment Option Exercised [Member] | Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	493,718
With Over-Allotment Option Exercised [Member] | Offering costs accrued in advance, excluded from tangible book value [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 493,718
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private units [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	30,708
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private units [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	30,708
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private units [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	30,708
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private units [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	30,708
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private units [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	30,708
Without Over-allotment [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 8.73
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.45)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.16
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 8.73
Net Tangible Book Value (in Dollars) | $	$ (567,610)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 339,050
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	2,142,939
Without Over-allotment [Member] | Increase attributable to public shareholders [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.61
Without Over-allotment [Member] | Net proceeds from this offering and sale of the private placement units [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 50,975,000
Without Over-allotment [Member] | Offering costs paid in advance, excluded from tangible book value [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	493,718
Without Over-allotment [Member] | Less: Deferred underwriting commissions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(500,000)
Without Over-allotment [Member] | Less: Over-allotment liability [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(62,058)
Without Over-allotment [Member] | Less: Proceeds held in trust subject to redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (50,000,000)
Without Over-allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(187,500)
Without Over-allotment [Member] | Ordinary shares included in the units offered [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,000,000
Without Over-allotment [Member] | Ordinary shares included in the private placement units [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	238,168
Without Over-allotment [Member] | Ordinary shares underlying the rights to be included in the public units [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	625,000
Without Over-allotment [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	29,771
Without Over-allotment [Member] | Less: Shares subject to redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(5,000,000)
With Over-allotment [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 8.76
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.39)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.13
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 8.76
Net Tangible Book Value (in Dollars) | $	$ (567,610)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 326,108
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	2,432,626
With Over-allotment [Member] | Increase attributable to public shareholders [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.52
With Over-allotment [Member] | Net proceeds from this offering and sale of the private placement units [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 58,475,000
With Over-allotment [Member] | Offering costs paid in advance, excluded from tangible book value [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	493,718
With Over-allotment [Member] | Less: Deferred underwriting commissions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(575,000)
With Over-allotment [Member] | Less: Over-allotment liability [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-allotment [Member] | Less: Proceeds held in trust subject to redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (57,500,000)
With Over-allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over-allotment [Member] | Ordinary shares included in the units offered [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,750,000
With Over-allotment [Member] | Ordinary shares included in the private placement units [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	245,668
With Over-allotment [Member] | Ordinary shares underlying the rights to be included in the public units [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	718,750
With Over-allotment [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	30,708
With Over-allotment [Member] | Less: Shares subject to redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(5,750,000)